Plant and Equipment	12 Months Ended
Mar. 31, 2024
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
13.	PLANT AND EQUIPMENT

Plant and equipment consist of:

Cost	Land use rights and building	Office equipment	Machinery	Motor vehicles	Construction in progress	Total
Balance as at April 1, 2022	$117,247	$11,009	$34,379	$8,313	$2,603	$173,551
Additions	499	1,169	3,097	879	9,925	15,569
Disposals	(985)	(511)	(1,085)	(494)	-	(3,075)
Reclassification of asset groups	4,400	33	655	-	(5,088)	-
Impact of foreign currency translation	(9,040)	(821)	(2,672)	(636)	(212)	(13,381)
Balance as at March 31, 2023	$112,121	$10,879	$34,374	$8,062	$7,228	$172,664
Additions	1,020	853	1,965	609	8,469	12,916
Disposals	(1,082)	(234)	(1,033)	(290)	-	(2,639)
Reclassification of asset groups	2,209	461	840	(410)	(3,100)	-
Impact of foreign currency translation	(5,459)	(495)	(1,723)	(394)	(404)	(8,475)
Ending balance as at March 31, 2024	$108,809	$11,464	$34,423	$7,577	$12,193	$174,466

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2022	$(57,584)	$(7,232)	$(23,665)	$(5,652)	$-	$(94,133)
Disposals	733	500	767	407	-	2,407
Depreciation and amortization	(4,373)	(940)	(2,162)	(660)	-	(8,135)
Impact of foreign currency translation	4,443	530	1,847	436	-	7,256
Balance as at March 31, 2023	$(56,781)	$(7,142)	$(23,213)	$(5,469)	$-	$(92,605)
Disposals	778	216	291	211	-	1,496
Depreciation and amortization	(4,315)	(1,031)	(2,263)	(390)	-	(7,999)
Impact of foreign currency translation	2,777	316	1,176	271	-	4,540
Ending balance as at March 31, 2024	$(57,541)	$(7,641)	$(24,009)	$(5,377)	$-	$(94,568)

Carrying amounts
Balance as at March 31, 2023	$55,340	$3,737	$11,161	$2,593	$7,228	$80,059
Ending balance as at March 31, 2024	$51,268	$3,823	$10,414	$2,200	$12,193	$79,898

Tables below summarized the carrying amount of the plant and equipment used at each operation segments of the Company.

Carrying amounts as at March 31, 2024	Ying Mining District	GC	Other	Corporate	Total
Land use rights and building	$37,669	$9,629	$2,183	$1,787	$51,268
Office equipment	3,185	415	46	177	3,823
Machinery	6,942	3,344	128	-	10,414
Motor vehicles	1,905	198	69	28	2,200
Construction in progress	11,649	62	482	-	12,193
Total	$61,350	$13,648	$2,908	$1,992	$79,898

Carrying amounts as at March 31, 2023	Ying Mining District	GC	Other	Corporate	Total
Land use rights and building	$41,155	$10,403	$2,490	$1,292	$55,340
Office equipment	2,991	440	63	243	3,737
Machinery	7,433	3,568	160	-	11,161
Motor vehicles	2,067	367	92	67	2,593
Construction in progress	6,208	511	509	-	7,228
Total	$59,854	$15,289	$3,314	$1,602	$80,059